Segmented information (Detail Narrative)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Percentage of total revenue	100.00%	100.00%
Number of remaining customers accounted for less than 1% revenue	4.00%	6.00%
Uniited States [Member]
Statement [Line Items]
Percentage of total revenue	100.00%	100.00%
Customer A [Member]
Statement [Line Items]
Percentage of total revenue	24.00%	33.00%
Customer B [Member]
Statement [Line Items]
Percentage of total revenue	23.00%	16.00%
Customer C [Member]
Statement [Line Items]
Percentage of total revenue	49.00%	45.00%